Deferred Revenue (Details) - Schedule of deferred revenue - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
Schedule of deferred revenue [Abstract]
Beginning balance	R 246,765	R 208,782
Acquisition of subsidiary	2,678
Amounts deferred in current financial year	681,135	251,141
Amounts released to revenue in the current financial year	(603,201)	(211,484)
Translation adjustments	(973)	(1,674)
Ending balance	326,404	246,765
Non-current liabilities	108,256	85,655
Current liabilities	218,148	161,110
Total	R 326,404	R 246,765